Loans from Third Parties (Tables)	12 Months Ended
Dec. 31, 2025
Loans from Third Parties [Abstract]
Schedule of Future Principal Payments

The future principal payments for the Group’s loans from third parties as of December 31, 2025 were as follows:

Amount
2026	$328
2027	2,103
2028	-
2029	-
2030	-
Thereafter	-
Total loans from third parties	$2,431